ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

May 28, 2019	Jimena Acuña Smith T +1 415 315 2306 jimena.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1090

Re:	Pax World Funds Series Trust III (File Nos. 333-194601, 811-22935) (the “Registrant”) Filing Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Registrant pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are the following materials for use in connection with a special meeting of shareholders (the “Meeting”): (i) a notice of meeting; (ii) a preliminary proxy statement; and (iii) a form of proxy card. The Meeting is being called for the purposes described in the enclosed notice of meeting.

The Registrant hopes to begin mailing the proxy materials on or about June 14, 2019.

Please direct any questions or comments concerning this filing to the undersigned at (415) 315-2306.

Very truly yours,

/s/ Jimena Acuña Smith

Jimena Acuña Smith

Encl.

cc:	John Boese

Brian D. McCabe